Income Taxes - Summary of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Net earnings before income taxes	$ 286,493	$ 139,550
Canadian statutory tax rate	26.70%	26.90%
Statutory income taxes	$ 76,494	$ 37,539
Non-taxable income	(143)	(99)
Non-deductible expenses	3,590	4,710
Differences in effective income tax rates in foreign jurisdictions	(117,153)	(102,206)
Deferred tax assets not recognized	43,035	64,191
Adjustment in respect of prior years	21,385	(135)
Income tax expense	$ 27,208	$ 4,000	[1]

[1]	See notes 5 and 6 for further details on reclassifications.